Deferred Taxes - Schedule of Unrecognized Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	€ 0
Unrecognized deferred tax liabilities	0
Unrecognized deferred tax assets and liabilities, net	61,300	€ 53,279	€ 48,839	€ 39,370
Netting by tax entity	0
Unrecognized Net Deferred Tax assets/(liabilities)	61,300	53,279	48,839
Intangible asset [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	0	49
Unrecognized deferred tax liabilities	(894)		(3,974)
Unrecognized deferred tax assets and liabilities, net	(894)	49	(3,974)
Tangible assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	0
Unrecognized deferred tax liabilities	(90)	(154)	(215)
Unrecognized deferred tax assets and liabilities, net	(90)	(154)	(215)
Deferred tax asset [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognised Gross Deferred Tax assets/(liabilities)	62,758	53,869	53,028
Netting by tax entity	(1,365)	(437)	(3,974)
Unrecognized Net Deferred Tax assets/(liabilities)	61,393	53,432	49,054
Deferred tax liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognised Gross Deferred Tax assets/(liabilities)	(1,458)	(590)	(4,189)
Netting by tax entity	1,365	437	3,974
Unrecognized Net Deferred Tax assets/(liabilities)	(93)	(153)	(215)
Contingent consideration liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	6,189	6,297	4,471
Unrecognized deferred tax liabilities	0
Unrecognized deferred tax assets and liabilities, net	6,189	6,297	4,471
RCA's [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	1,056	633	349
Unrecognized deferred tax liabilities	0
Unrecognized deferred tax assets and liabilities, net	1,056	633	349
Employee benefits liability [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	100	33	51
Unrecognized deferred tax liabilities	0
Unrecognized deferred tax assets and liabilities, net	100	33	51
Other temporary differences [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	0		5
Unrecognized deferred tax liabilities	(473)	(436)
Unrecognized deferred tax assets and liabilities, net	(473)	(436)	5
Tax Losses Carry forward [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	55,414	46,858	48,152
Unrecognized deferred tax liabilities	0
Unrecognized deferred tax assets and liabilities, net	€ 55,414	€ 46,858	€ 48,152